INCOME TAX - Schedule of Net Deferred Tax Asset (Details)	Dec. 31, 2021 USD ($)
Deferred Tax Assets, Net of Valuation Allowance [Abstract]
Net operating loss carryforward	$ 25,360
Startup costs	364,454
Total deferred tax asset	389,814
Valuation allowance	$ (389,814)